Stock Options (Tables)	12 Months Ended
Dec. 31, 2024
Stock Options [Abstract]
Schedule of Fair Value of Stock

The Company uses the Black-Scholes option model to estimate the fair value of stock options. In applying the Black-Scholes option model, the Company used the following assumptions in the valuation of options granted in 2024 and 2023:

	2024	2023
Expected volatility	66.0% - 75.3%	72.4% - 73.8%
Expected dividend yield	—	—
Expected life (years)	6.08 - 6.25	5.77 - 6.25
Risk-free rate	3.9% - 4.4%	4.3% - 4.7%

Schedule of Stock Option Activity

The following table summarizes the Company’s stock option activity for the year ended December 31, 2024 and 2023:

	Options	Weighted- average Exercise Price per Option	Weighted- average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	263,000	$1.25	1.0	$—
Granted	2,085,034	$2.39	9.8	$—
Terminated	(380,300)	$1.60	N/A	$—
Outstanding at December 31, 2023	1,967,734	$2.38	9.8	$—
Exercisable and vested at December 31, 2023	907,262	$2.40	9.8	$—
Granted	286,810	$2.23	9.6	$7,356
Terminated	(39,775)	$1.61	N/A	$—
Outstanding at December 31, 2024	2,214,769	$2.38	8.9	$4,956
Exercisable and vested at December 31, 2024	1,226,641	$2.39	8.8	$—

Schedule of Weighted Average Grant Date Fair Value of Option Activity

The weighted average grant date fair value of option activity during the years ended December 31, 2024 and 2023 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested balance at December 31, 2022	—	$—
Granted	2,085,034	$1.61
Vested	(907,262)	$1.60
Forfeited	(117,300)	$1.66
Unvested balance at December 31, 2023	1,060,472	$1.62
Granted	286,810	$2.41
Vested	(319,379)	$1.64
Forfeited	(39,775)	$3.03
Unvested balance at December 31, 2024	988,128	$1.81

Schedule of Stock-based Compensation Expense

Total stock-based compensation expense associated with stock options was classified as follows on the consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023:

	2024	2023
Research and development expense	$165	$156
Sales and marketing expense	11	63
General and administrative expense	386	1,356
Total stock-based compensation expense	$562	$1,575